Subsequent Events (Details) - Subsequent event - USD ($)	Oct. 18, 2022	Mar. 31, 2022
David T. Hamamoto
Subsequent Events
Interest rate (as a percent)	10.00%
Antara Capital Total Return SPAC Master Fund LP
Subsequent Events
Interest rate (as a percent)	10.00%
Antara Capital Total Return SPAC Master Fund LP | DHP SPAC II Sponsor LLC
Subsequent Events
Percentage of interest acquired		50.00%
Maximum | David T. Hamamoto
Subsequent Events
Principal amount of promissory note	$ 200,000
Maximum | Antara Capital Total Return SPAC Master Fund LP
Subsequent Events
Principal amount of promissory note	$ 200,000